Supplemental Disclosure of Cash Flow Information - Supplemental disclosure of cash flow information (Details) (USD $)	3 Months Ended		12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Cash paid during the year for:
Interest	$ 35,541	$ 117,975	$ 327,722	$ 592,525	$ 208,906
Income taxes
Disclosure of non-cash investing and financing activities:
Issuance of common stock as payment of dividends on preferred stock			886,950	485,190	347,760
Issuance of common stock as satisfaction of accounts payable and accrued expenses					$ 1,110,867